CONDENSED STATEMENTS OF OPERATIONS - USD ($)		11 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses		$ 13,845	$ 7,342,712	$ 6,461,616
Loss from operations		(13,845)	(7,342,712)	(6,461,616)
Investment income on investments held in Trust Account		0	13,097,713	284,779
Offering costs associated with warrants recorded as liabilities		0	0	(1,677,518)
Change in fair value of warrant liabilities		0	15,228,589	23,703,427
Total other income		0	28,326,302	22,310,688
Net income (loss)		$ (13,845)	$ 20,983,590	$ 15,849,072
Class A Ordinary Shares included as part of the units
Basic weighted average shares outstanding (in shares)		0	100,000,000	100,000,000
Diluted weighted average shares outstanding (in shares)		0	100,000,000	100,000,000
Basic net income per share (in dollars per share)		$ 0	$ 0.17	$ 0.13
Diluted net income per share (in dollars per share)		$ 0	$ 0.17	$ 0.13
Class B Ordinary Shares
Basic weighted average shares outstanding (in shares)	[1]	25,000,000	25,000,000	25,000,000
Diluted weighted average shares outstanding (in shares)	[1]	25,000,000	25,000,000	25,000,000
Basic net income per share (in dollars per share)		$ 0.00	$ 0.17	$ 0.13
Diluted net income per share (in dollars per share)		$ 0.00	$ 0.17	$ 0.13

[1]	On February 4, 2021, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. Share amount as of December 31, 2020 has been retroactively restated to account for the share recapitalization events as discussed in Note 4.